Income and mining taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 613,495	$ 413,671
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	The Canadian non-capital losses were incurred between 2006 and 2017 and expire between 2026 and 2037. The Group incurred United States net operating losses between 2004 and 2017 which have a twenty year carry forward period. Peruvian net operating losses were incurred from 2013 to 2016 which have a four year carry forward period.
Mining tax effect of temporary differences recognized [Member]
Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 8,740	$ 7,610